Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2023
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

United Maritime Corporation (the “Company” or “United”) was incorporated by Seanergy Maritime Holdings Corp. (“Seanergy” or “Parent”) on January 20, 2022 under the laws of the Republic of the Marshall Islands, having a share capital of 500 registered shares, of no par value, issued to the Parent. The Company completed the spin-off from Seanergy effective July 5, 2022 . United’s common shares are listed on the Nasdaq Capital Market and began trading on July 6, 2022 under the symbol “USEA”. The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels.

The accompanying unaudited interim consolidated financial statements include the accounts of United Maritime Corporation and its subsidiaries (collectively, the “Company” or “United”).

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the period from inception (January 20, 2022) through December 31, 2022 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 4, 2023 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2023 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2023.

As of June 30, 2023, the Company had a working capital deficit of $26,213, incurred net losses of $7,914 and had negative operating cash flows of $844. The working capital deficit is mainly due to the planned loan payments under the July 2022 Entrust Facility and August 2022 EnTrust Facility totaling $40,700, including balloon payments of $35,200. The Company’s cash flow projections indicate that projected cash on hand and cash provided by operating activities, financing activities and investing activities or a combination of any of those (i.e. debt agreements, vessels’ sales, sales and leaseback activities and finance leases), will be sufficient to cover the liquidity needs that become due in the twelve-month period ending one year after the financial statements’ issuance, including obligations arising from purchase options in lease agreements (Note 9) and for vessel acquisitions (Note 5).

Consequently, the unaudited interim consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, the UK and other countries imposed sanctions against Russia, which include, among others, restrictions on selling or importing goods, services or technology in or from affected regions, travel bans and asset freezes impacting connected individuals and political, military, business and financial organizations in Russia, severing large Russian banks from U.S. and/or other financial systems, and barring some Russian enterprises from raising money in the U.S. market. In addition, the U.S. and certain other North Atlantic Treaty Organization (NATO) countries have been supplying Ukraine with military aid. The U.S., EU nations and other countries could impose wider sanctions and take other actions. With uncertainty remaining at high levels with regards to the global impact of the sanctions already imposed to date and the possibility of additional sanctions as well as retaliation measures from Russia’s side that may follow in the period to come, it is difficult to accurately assess any future impact it may have on our Company. To date, no apparent consequences have been identified on the Company’s business, nor any specific implications on any of its existing counterparties, including clients, suppliers and lenders. The Company performs relevant due diligence checks and appoints external sanctions specialists to assess any considerations where required. It should be noted however that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims to this respect. The scope or intensity of the ongoing military conflict as well as sanctions and other actions undertaken in response to it could increase, potentially having negative effects on the global economy and markets. Any of these occurrences, or the continuation or worsening of any such occurrences, could eventually have an adverse effect our business, financial condition, results of operations and cash flows.

a.	Subsidiaries in Consolidation:

United’s subsidiaries included in these unaudited interim consolidated financial statements as of June 30, 2023:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	July 6, 2022	N/A
Epanastasea Maritime Co. (1)	Marshall Islands	Epanastasea	September 2, 2022	Note 5
Parosea Shipping Co. (1)	Marshall Islands	Parosea	August 10, 2022	November 8, 2022
Bluesea Shipping Co. (1)	Marshall Islands	Bluesea	August 12, 2022	December 1, 2022
Minoansea Maritime Co. (1)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)	Liberia	Goodship	February 10, 2023	N/A
Traders Maritime Co. (1)	Marshall Islands	Tradership	February 28, 2023	N/A
Chrisea Maritime Co. (1)(3)	Marshall Islands	Chrisea	February 21, 2023	N/A
Oasea Maritime Co. (1)(3)	Marshall Islands	Oasea	March 27, 2023	March 31, 2023
Cretansea Maritime Co. (1)(3)	Marshall Islands	Cretansea	April 26, 2023	April 26, 2023
Synthesea Maritime Co. (1)(3)	Liberia	Note 9	Note 15	N/A
Exelixsea Maritime Co. (1)	Marshall Islands	Note 5	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management company
(3)	Bareboat charterers